Other Current Assets	12 Months Ended
Jun. 30, 2020
Other current assets [abstract]
OTHER CURRENT ASSETS
6.	OTHER CURRENT ASSETS

	Years Ended June 30,
	2020	2019

Current
Prepayments	567,884	621,737
Other	10,252	10,032
Total	578,136	631,769